Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering 2011.

The Company made recurring grants of restricted share units in each of the fiscal years from 2011 to 2019. Each restricted share unit represents the right to receive a Class A share when vested. From 2011 to 2018, these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. The 2019 award vested on May 10, 2020. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at each grant date. As of December 31, 2024 all employee benefit plans were fully vested.
The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense related to this award in the amount of $nil, $27 and $129 during fiscal years 2024, 2023 and 2022, respectively. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

The following table summarizes the activity of restricted share units during fiscal years 2024, 2023 and 2022:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2021	186,796	8.70
Partial vesting of 2017 grant	(51,613)	9.20
Partial vesting of 2018 grant	(64,895)	8.50
Forfeitures	(8,522)	8.62
Outstanding at December 31, 2022	61,766	8.50
Partial vesting of 2018 grant	(60,623)	8.50
Forfeitures	(1,143)	8.50
Outstanding at December 31, 2023	—	—
Outstanding at December 31, 2024	—	—
Exercisable at December 31, 2024	—	—

The total fair value of restricted share units vested during 2024, 2023 and 2022 was $nil, $514 and $1,026, respectively. For the year ended December 31, 2024 the Company issued 8,088 Class A shares. Therefore, accumulated recorded compensation expense totaling $60 was reclassified from “Additional paid-in capital” to “Class A shares of common Stock” upon issuance. As of December 31, 2024, there were no outstanding Class A shares pending of issuance in connection with the 2011 Plan.
Phantom RSU Award

In May 2019, the Company implemented a new long-term incentive plan (called Phantom RSU Award) to reward employees giving them the opportunity to share the success of the Company in the creation of value for its shareholders. In accordance with this plan, the Company granted units (called “Phantom RSU”) to certain employees, pursuant to which they are entitled to receive, when vested, a cash payment equal to the closing price of one Class A share per unit on the respective day in which this benefit is due and the corresponding dividends per-share (if any) formally declared and paid during the service period. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested.

The following table provides information about the awards granted by the Company and pending of vesting as of December 31, 2024:

Grant	Units	Vesting period
2022	795,013	May 2025
2023	733,972	May 2026
2024	28,800	April 2025
	620,529	May 2027

The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period. As a consequence, when the award includes multiple vesting periods, it is considered as multiple awards.

The total compensation expense as of December 31, 2024, 2023 and 2022, amounts to $971, $15,586 and $7,448 respectively, which has been recorded under “General and administrative expenses” within the consolidated statement of income. The accrued liability is remeasured at the end of each reporting period until settlement.

The following table summarizes the activity under the plan as of December 31, 2024:

	Units	Settlement
Outstanding at December 31, 2021	2,040,488	$—
Grant 2022	907,536	—
Partial vesting of 2019 grant	(63,257)	431
Vesting of 2021 grant	(44,093)	320
Forfeitures	(128,919)	—
Outstanding at December 31, 2022	2,711,755	—
Grant 2023	769,375	—
Partial vesting of 2019 grant	(59,616)	512
Vesting of 2022 grant	(41,055)	326
Forfeitures	(180,272)	—
Outstanding at December 31, 2023	3,200,187	—
Grant 2024	651,575
Vesting of 2019 grant	(943,288)	10,480
Vesting of 2021 grant	(692,422)	7,693
Vesting of 2023 grant	(32,599)	351
Forfeitures	(5,139)
Outstanding at December 31, 2024	2,178,314	—
The following table provides a summary of the plan as of December 31, 2024:

Total Non-vested (i)
Number of units outstanding	2,178,314
Current share price	7.28
Total fair value of the plan	15,858
Weighted-average accumulated percentage of service	57.63%
Accrued liability (ii)	9,139
Compensation expense not yet recognized (iii)	6,719

(i)Related to awards that will vest between April 2025 and May 2027.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non-current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 1.8 years.

The Company recognized $(599), $2,763 and $966 of related income tax benefit for the share-based compensation plans during fiscal years 2024, 2023 and 2022, respectively.